INVESTMENTS - LISTED SHARES	12 Months Ended
Dec. 31, 2023
INVESTMENTS - LISTED SHARES
INVESTMENTS - LISTED SHARES

7.INVESTMENTS – LISTED SHARES

As at December 31, 2023, investments in listed shares are composed of an equity-investment in Mason Resources Inc. (“Mason”). On July 20, 2022, the Company subscribed for 5 million common shares of Mason for a total of $2,500. The price paid to acquire the Mason shares was $0.50 per share, equivalent to the Volume-Weighted Average Price (“VWAP”) of Mason shares on the TSXV for a period of twenty trading days prior to May 15, 2022. As at December 31, 2023, Mason's stock value is $0.22 per share, resulting in a decrease in fair value of $1,425 since acquisition. For the year ended December 31, 2023, there was an increase in fair value resulting in a $275 gain presented under net financial costs in the consolidated statement of loss and comprehensive loss.

In July 2022, the Company signed an agreement providing the option to acquire 51% of the Lac Guéret property of Mason by investing $10M in exploration activities and subscribing to $5M in Mason’s shares. As at December 31, 2023, the Company incurred $409 related to the completion of the preliminary economic assessment on the Lac Guéret property. On January 31, 2024, the Company completed the asset acquisition of the Lac Guéret property. For more details on the transaction, refer to note 30 - subsequent events.